DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Charges

(in thousands of $)	2015	2014
Debt arrangement fees	4,580	11,328
Accumulated amortization	(1,394)	(6,565)
	3,186	4,763